Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [line items]
Total	$ 17,138,461		$ 18,490,569
Current	443,601	$ 14,487	705,918
Noncurrent	16,694,860	$ 545,227	17,784,651
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	9,170,230		10,275,563
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	2,862,119		2,939,939
Funds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	4,472,097		5,044,702
Convertible bonds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	480,715		230,365
Others [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 153,300		$ 0